Risk management and concentrations of risk - Additional Information (Details) - USD ($) $ in Millions	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Jan. 01, 2017	Oct. 01, 2015
Debt Instrument Financial Covenants			$ 385.0
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			3.2
$385 million facility [Member]
Debt Instrument Financial Covenants			$ 385.0		$ 385.0
Derivative, Notional Amount				$ 127.7	130.0
2.941% rate [Member]
Derivative, Notional Amount					65.0
2.838% rate [Member]
Derivative, Notional Amount					$ 65.0
2.650% rate [Member]
Derivative, Notional Amount				63.8
2.735% rate [Member]
Derivative, Notional Amount				$ 63.8
Grace [Member]
Derivative, Notional Amount						$ 164.0
Debt Instrument, Face Amount						$ 164.0
Maximum [Member] | Grace [Member]
Debt Instrument, Interest Rate, Stated Percentage						2.315%
Maximum [Member] | Hoegh Gallant [Member]
Derivative, Notional Amount							$ 146.3
Derivative, Fixed Interest Rate							1.9145%
Minimum [Member] | Grace [Member]
Debt Instrument, Interest Rate, Stated Percentage						2.305%
Minimum [Member] | Hoegh Gallant [Member]
Derivative, Notional Amount							$ 146.3
Derivative, Fixed Interest Rate							1.9105%
Interest rate swap [Member] | Maximum [Member] | $385 million facility [Member]
Derivative, Fixed Interest Rate				2.735%	2.838%
Interest rate swap [Member] | Minimum [Member] | $385 million facility [Member]
Derivative, Fixed Interest Rate				2.65%	2.941%
Lampung Facility [Member]
Derivative, Notional Amount		$ 237.1
Derivative, Term of Contract		12 years
Derivative, Fixed Interest Rate		2.80%
Repayments of Secured Debt	$ 7.9